10-K Intangible assets, net and Goodwill - Schedule of estimated annual amortization expense (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
2026	$ 105,348	$ 100,271
2027	104,841	99,638
2028	101,136	96,081
2029	95,888	89,951
2030	$ 91,795	$ 85,643